Jeffrey A. Engelsman
(303) 689-4285 - tel.
689-3827 - fax.


                                                                  August 1, 1997

Via EDGAR


Securities and Exchange Commission

Re:      Sticker to Retirement Plan Series Account of
         Great-West Life & Annuity Insurance Company
         File Nos. 33-83928 and 811-8762

Dear Ladies and Gentlemen:

         Attached is a revision to the Retirement Plan Series Account (the "Series Account") Prospectus submitted pursuant to Rule 497(e). This "Sticker" is to be effective August 1, 1997. The Sticker is necessary due to a change in investment objective of the Small-Cap Index investment division. This investment divisions invest exclusively in the corresponding portfolio of Maxim Series Fund, Inc. The Maxim Series Fund, Inc. Small-Cap Index Portfolio changed its investment objective, effective August 1, 1997, pursuant to a shareholder vote on July 30, 1997.

         Should you have any questions regarding this filing, please do not hesitate to call me at the above listed telephone number.

                                                               Very truly yours,

                                                        /s/ Jeffrey A. Engelsman

                                                            Jeffrey A. Engelsman
                                                                       Attorney

                                                                     Rule 497(e)
                                                               File No. 33-83928
                                                                        811-8762

Retirement Plan Series Account of Great-West Life & Annuity Insurance Company

                                              August 1, 1997

Insert on page 2 of the prospectus

Effective August 1, 1997 and continuing until October 24, 1997, Small-Cap Index Portfolio will transition its holdings from securities which comprise the Russell 2000 Index to those which comprise the S&P 600 Index in proportion to their market-value weighting. The new investment objective of the Small-Cap Index Portfolio will be as follows:

hthe Small-Cap Index Portfolio will seek to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index.

         Standard & Poor's Small-Cap 600 Stock Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index.